No Load | Forward Focus Fund

Forward Focus Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Focus Fund		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee		0.75%	0.75%
Distribution (12b-1) Fees		0.25%
Shareholder Services Fees		0.15%	0.05%
Other Expenses		0.62%	0.62%
Total Annual Fund Operating Expenses		1.77%	1.42%
Fee Waiver and/or Expense Reimbursement	[1]	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.04%
[1]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.39% and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Focus Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	142	106
3 Years	520	412
5 Years	923	740
10 Years	2,050	1,667

Expense Example, No Redemption No Load Forward Focus Fund (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
1 Year	142	106
3 Years	520	412
5 Years	923	740
10 Years	2,050	1,667

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $15 billion at the time of initial purchase or have a market capitalization below the largest capitalization in the Russell Midcap Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. The Fund may continue to hold securities whose market capitalizations exceed $15 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter — June 30, 2009	20.22%
Worst Quarter — September 30, 2011	-17.20%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns No Load Forward Focus Fund	1 YEAR	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS	(0.54%)	3.48%	May 01, 2008
INSTITUTIONAL CLASS Return After Taxes on Distributions	(2.61%)	2.05%	May 01, 2008
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	1.11%	2.76%	May 01, 2008
INSTITUTIONAL CLASS Russell 2500 Index	(2.51%)	2.14%
INVESTOR CLASS	(0.95%)	11.41%	Oct. 21, 2008
INVESTOR CLASS Russell 2500 Index	(2.51%)	15.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.